Foreign Exchange (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ 1,905		$ (9,232)
Realized foreign exchange gain	(963)		(544)
Foreign exchange (gain) loss	(2,868)		8,688
Intercompany notes		$ 601.0		$ 751.0
Intercompany notes redeemed and cancelled				$ 150.0
Unrealized foreign exchange loss - intercompany notes
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	12,000		31,617
Unrealized foreign exchange gain - long-term notes & credit facilities
Effects Of Changes In Foreign Exchange Rates [Line Items]
Adjustments for unrealised foreign exchange losses (gains)	$ (13,905)		$ (22,385)